IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure of commitments [line items]
Credit related commitments	$ 467,934	$ 440,411
Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	411,684
Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	24,895
Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	29,472
Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	190
Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,693
Less than 1 month [member]
Disclosure of commitments [line items]
Credit related commitments	10,325	18,455
Less than 1 month [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	2,641
Less than 1 month [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	6,023
Less than 1 month [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	24
Less than 1 month [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	1,637
1 - 3 months [member]
Disclosure of commitments [line items]
Credit related commitments	14,153	35,462
1 - 3 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	10,815
1 - 3 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	3,042
1 - 3 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	198
1 - 3 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	98
3 - 6 months [member]
Disclosure of commitments [line items]
Credit related commitments	39,014	8,910
3 - 6 months [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	4,839
3 - 6 months [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	5,455
3 - 6 months [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	28,680
3 - 6 months [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	40
6 - 9 months [Member]
Disclosure of commitments [line items]
Credit related commitments	10,771	11,720
6 - 9 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	6,644
6 - 9 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,066
6 - 9 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	57
6 - 9 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
9 - 12 months [Member]
Disclosure of commitments [line items]
Credit related commitments	13,748	12,084
9 - 12 months [Member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	8,867
9 - 12 months [Member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4,745
9 - 12 months [Member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	132
9 - 12 months [Member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	4
1 - 2 years [member]
Disclosure of commitments [line items]
Credit related commitments	26,175	26,766
1 - 2 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	25,194
1 - 2 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	576
1 - 2 years [member] | Backstop liquidity facilities [member]
Disclosure of commitments [line items]
Credit related commitments	405
2 - 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	90,201	77,636
2 - 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	89,379
2 - 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	802
2 - 5 years [member] | Documentary and commercial letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	20
Over 5 years [member]
Disclosure of commitments [line items]
Credit related commitments	5,507	3,562
Over 5 years [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	5,321
Over 5 years [member] | Standby and performance letters of credit [member]
Disclosure of commitments [line items]
Credit related commitments	186
No specific maturity [member]
Disclosure of commitments [line items]
Credit related commitments	258,040	$ 245,816
No specific maturity [member] | Unutilized credit commitments [member]
Disclosure of commitments [line items]
Credit related commitments	257,984
No specific maturity [member] | Other commitments to extend credit [Member]
Disclosure of commitments [line items]
Credit related commitments	$ 56